Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares Institutional) (Vanguard Short-Term Corporate Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Annual Total Return
2012	5.78%
2011	2.99%
2010	5.58%